Average Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2025
Fidelity Advisor New York Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(2.86%)
Past 5 years	(0.23%)
Past 10 years	1.42%
Fidelity Advisor New York Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.86%)
Past 5 years	(0.30%)
Past 10 years	1.30%
Fidelity Advisor New York Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.72%)
Past 5 years	0.32%
Past 10 years	1.61%
Fidelity Advisor New York Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.42%)
Past 5 years	(0.13%)
Past 10 years	1.24%
Fidelity Advisor New York Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(2.82%)
Past 5 years	(0.19%)
Past 10 years	1.47%
Fidelity Advisor New York Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.42%
Past 5 years	0.82%
Past 10 years	2.08%
Fidelity Advisor New York Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	1.61%
Past 5 years	0.93%
Since Inception	2.25%	[1]
LB034
Average Annual Return:
Past 1 year	0.65%
Past 5 years	0.92%
Past 10 years	2.31%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%

[1]	A From October 2, 2018 .